INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income attributable to the Company - basic (in dollars)		$ 72,036	$ 57,591
Net income attributable to the Company - diluted (in dollars)	[1]	$ 72,324	$ 58,067
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share		60,450,930	60,428,431
Effect of dilutive securities
Convertible Bond		796,200	788,800
Restricted shares		24,734	23,861
Weighted average ordinary shares outstanding used in computing diluted income per share		61,271,864	61,241,092
Income per share - basic (in dollars per share)		$ 1.19	$ 0.95
Income per share - diluted (in dollars per share)		$ 1.18	$ 0.95

[1]	For the six months ended December 31, 2016 and 2017, interest accretion related to the Convertible Bond of $334 and $476, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.